Warrant Liability (Details) - USD ($)		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2022	Dec. 31, 2021
November 3, 2021 warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)	$ 2.3	$ 4
Purchase of common shares (in Dollars)		$ 2,142,857
Warrants expire date		5 years
Warrants (in Dollars)			$ 2,176,686
Initial stock price (in Dollars per share)		$ 0.15	$ 3.7
Strike rate (in Dollars per share)		$ 0.23	$ 4
Expected volatility		110.00%	37.00%
Dividend yield		0.00%	0.00%
Risk-free rate		4.08%	0.67%
Fair value of the warrants (in Dollars)		$ 197,733
Term		3 years 10 months 2 days
January 11, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Initial stock price (in Dollars per share)		$ 0.15
Strike rate (in Dollars per share)		$ 2.3
Dividend yield		0.00%
Risk-free rate		4.08%
Fair value of the warrants (in Dollars)		$ 501,330
Term		4 years 10 days
Warrants issued (in Shares)		8,519,999
Warrants issuance value (in Dollars)		$ 10,038,148
Warrants issued to the underwriter (in Dollars)		1,304,347
Proceeds received on the warrants (in Dollars)		13,043
Fair value loss (in Dollars)		$ 962,350
Volatility rate		110.00%
October 12, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issued (in Shares)		17,400,000
Warrants issuance value (in Dollars)		$ 1,850,758
Share price (in Dollars per share)		$ 0.15
Exercise price (in Dollars per share)		$ 0.23
Expected volatility		100.00%
Dividend yield		0.00%
Risk free rate		3.98%
Pre-funded warrants (in Dollars)		$ 222,441
Exercisable per share (in Dollars per share)		$ 0.14
Exercised for gross proceeds (in Dollars)		$ 15,900
Converting into common shares (in Shares)		1,590,000
Pre-funded Warrants [Member] | January 11, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issued (in Shares)		1,480,000
Pre-funded Warrants [Member] | October 12, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issued (in Shares)		1,590,000
Black Scholes Option Pricing Model [Member] | October 12, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issuance value (in Dollars)		$ 2,065,886
Share price (in Dollars per share)		$ 0.14
Exercise price (in Dollars per share)		$ 0.23
Expected volatility		135.00%
Dividend yield		0.00%
Risk free rate		4.08%
waiver warrants [Member] | October 12, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issuance value (in Dollars)		$ 206,485
Share price (in Dollars per share)		$ 0.14
Exercise price (in Dollars per share)		$ 0.23
Expected volatility		135.00%
Dividend yield		0.00%
Risk free rate		4.08%
Exercisable per share (in Dollars per share)		$ 0.23
Waiver warrants exercisable (in Shares)		1,739,130
waiver warrants [Member] | Black Scholes Option Pricing Model [Member] | October 12, 2022 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issuance value (in Dollars)		$ 184,983
Share price (in Dollars per share)		$ 0.15
Exercise price (in Dollars per share)		$ 0.23
Expected volatility		100.00%
Dividend yield		0.00%
Risk free rate		3.10%
Bottom of range [member] | November 3, 2021 warrants [Member]
Warrant Liability (Details) [Line Items]
Fair value of Warrants (in Dollars)			$ 1,892,857